Financial Instruments - Movement in financial assets included in Level 3 of fair value hierarchy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Beginning balance	$ 1,190,075
Ending balance	1,254,925	$ 1,190,075
Level 3
Statement [line items]
Beginning balance	22,157	15,629
Addition	5,628	5,664
Disposal	(4,630)	(99)
Capital reduction of investment	(338)	(360)
Recognized in other comprehensive income	(213)	(235)
Recognized in profit or loss	1,244	1,558
Ending balance	23,848	22,157
Financial assets measured at fair value through profit or loss (including current and noncurrent)
Statement [line items]
Beginning balance	23,767
Ending balance	25,694	23,767
Financial assets measured at fair value through profit or loss (including current and noncurrent) | Level 3
Statement [line items]
Beginning balance	21,650	15,350
Addition	5,628	5,102
Disposal	(4,630)
Capital reduction of investment	(338)	(360)
Recognized in other comprehensive income	0
Recognized in profit or loss	1,244	1,558
Ending balance	23,554	21,650
Financial assets at fair value through other comprehensive income | Level 3
Statement [line items]
Beginning balance	507	279
Addition	0	562
Disposal	0	(99)
Capital reduction of investment	0
Recognized in other comprehensive income	(213)	(235)
Recognized in profit or loss	0
Ending balance	$ 294	$ 507